Interest Rate Derivatives - Additional Information (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2018 Derivative
Derivative [Line Items]
Amount of designated hedging item					$ 0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount		$ 40,000,000	$ 40,000,000
Interest rate cap contract commencement date			May 15, 2020
Interest rate cap contract expiry date			May 15, 2023
Derivative effect on recorded interest expense		0	$ 0
Cash in escrow under collateral arrangements		$ 1,600,000	$ 1,600,000
Interest Rate Swap [Member] | 3-Month LIBOR [Member]
Derivative [Line Items]
Interest rate cap contract strike price		1.39%	1.39%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedges [Member]
Derivative [Line Items]
Notional amount						$ 9,200,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedges [Member] | 3-Month LIBOR [Member]
Derivative [Line Items]
Fixed interest rate						2.39%
Interest Rate Derivatives [Member]
Derivative [Line Items]
Loan interest income recognized in earnings		$ 72,000	$ 88,000
Number of derivative agreements | Derivative							0
Interest Rate Derivatives [Member] | Other Liabilities [Member]
Derivative [Line Items]
Fair value of derivative resulted in net liability position		157,000	157,000	$ 92,000
Interest Rate Cap [Member]
Derivative [Line Items]
Notional amount	$ 40,000,000
Interest rate cap contract commencement date	May 01, 2020
Interest rate cap contract expiry date	May 01, 2023
One time premium paid for contract	$ 228,000
Contractual obligations to counterparty of contract	$ 0
Term of derivative contract	3 years
Basis points relative to notional amount	0.19%
Derivative effect on recorded interest expense		$ 0	$ 0
Interest Rate Cap [Member] | 3-Month LIBOR [Member]
Derivative [Line Items]
Interest rate cap contract strike price	1.85%